STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes
Expected dividend yield
Expected volatility, minimum	72.00%	70.25%	107.00%
Expected volatility, maximum	79.00%	109.00%	113.00%
Risk-free interest rate, minimum	1.60%	0.58%	0.94%
Risk-free interest rate, maximum	1.66%	2.08%	1.86%
Unrecognized compensation expense related to non-vested market-based share awards	$ 334,813	$ 324,004
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years	2 years 1 month 17 days	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years 1 month 6 days	7 years 3 months	10 years
Non-Qualified Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	$ 396,920	$ 92,950
Closing stock price of common stock	$ 0.93	$ 0.77
Intrinsic value of options and warrants exercised		$ 232,139	$ 32,139